Regulatory Capital and Capital Adequacy Ratios (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 Basel I USD ($)	Mar. 31, 2012 Basel I INR	Mar. 31, 2011 Basel I INR	Mar. 31, 2009 Basel I	Mar. 31, 2012 Basel II USD ($)	Mar. 31, 2012 Basel II INR	Mar. 31, 2011 Basel II INR	Mar. 31, 2009 Basel II
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital	$ 5,524.4	281,135.6	237,704.1		$ 5,515.3	280,674.9	237,183.5
Tier 2 capital	2,338.2	118,989.7	77,438.1		2,338.2	118,989.7	77,438.1
Total capital	7,862.6	400,125.3	315,142.2		7,853.5	399,664.6	314,621.6
Total risk-weighted assets and contingents	$ 50,061.8	2,547,642.9	2,057,206.2		$ 47,533.2	2,418,963.2	1,939,602.6
Capital ratios of the Bank:
Tier 1	11.04%	11.04%	11.56%		11.60%	11.60%	12.23%
Total capital	15.71%	15.71%	15.32%		16.52%	16.52%	16.22%
Minimum capital ratios required by the RBI:
Tier 1	4.50%	4.50%	4.50%		6.00%	6.00%	6.00%	6.00%
Total capital	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%